General and Administrative Expenses	12 Months Ended
Sep. 30, 2025
General and Administrative Expenses [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 11 – GENERAL AND ADMINISTRATIVE EXPENSES

	Years ended September 30
	2023	2024	2025
Staff costs	$370,826	$351,155	$436,471
Audit fees	171,667	190,256	250,103
Travel expenses	45,056	192,020	167,819
Legal and professional fees	32,491	191,428	331,826
Insurance	2,131	13,624	96,013
Depreciation charge and amortization of right-of-use assets	50,834	64,688	104,340
Allowance (reversal) for expected credit loss	44,765	6,937	(28,966)
Others	40,956	69,241	59,488
	$758,726	$1,079,349	$1,417,094